SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENT
NOTE 17:-	SUBSEQUENT EVENTS:

During April, 2013, the Company entered into a "standstill agreement" with its controlling shareholder and another shareholder, according to which those shareholders will not take any action, or otherwise exercise their rights, with respect to the collection of loans in the total amount of $7,500 at least until January 31, 2014.